OPERATING SEGMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue for Reportable Segments	$ 34,300	$ 36,212	$ 41,863
Intersegment Revenue	0	0	0
Revenues	$ 34,300	$ 36,212	$ 41,863
Concentrate operations	58.00%	50.00%	40.00%
Finished products operations	42.00%	50.00%	60.00%
Sales Revenue Net Percentage	100.00%	100.00%	100.00%
Property, Plant and Equipment, Net	$ 9,598	$ 9,638	$ 10,635
Operating Income (Loss)	9,152	7,755	8,657
Interest income	689	679	642
Interest expense	950	853	733
Depreciation and amortization	1,086	1,260	1,787
Equity income (loss) - net	1,008	1,072	835
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	8,225	6,890	8,136
Identifiable operating assets	62,937	65,937
Investments	20,279	21,959
Purchases of property, plant and equipment	1,548	1,750	2,262
United States
Segment Reporting Information [Line Items]
Revenues	11,344	14,727	19,899
Property, Plant and Equipment, Net	4,154	4,163	6,784
International
Segment Reporting Information [Line Items]
Revenues	22,956	21,485	21,964
Property, Plant and Equipment, Net	5,444	5,475	3,851
Bottling Investments
Segment Reporting Information [Line Items]
Asset Impairment Charges		737	153
Revenue for Reportable Segments	6,768	11,223	19,601
Intersegment Revenue	19	83	134
Revenues	6,787	11,306	19,735
Operating Income (Loss)	(197)	(806)	1
Interest income	0	0	0
Interest expense	0	0	0
Depreciation and amortization	239	454	1,013
Equity income (loss) - net	828	878	648
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(159)	(2,202)	(1,955)
Identifiable operating assets	10,525	11,719
Investments	14,372	16,005
Purchases of property, plant and equipment	517	737	1,329
Corporate
Segment Reporting Information [Line Items]
Asset Impairment Charges		50
Revenue for Reportable Segments	92	113	103
Intersegment Revenue	0	0	0
Revenues	92	113	103
Operating Income (Loss)	(1,403)	(2,006)	(1,774)
Interest income	619	634	615
Interest expense	950	853	733
Depreciation and amortization	252	202	140
Equity income (loss) - net	187	140	115
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(2,053)	(1,310)	(439)
Identifiable operating assets	22,800	27,157
Investments	3,718	3,536
Purchases of property, plant and equipment	404	286	$ 281
Coca-Cola Beverage Africa [Member]
Segment Reporting Information [Line Items]
Asset Impairment Charges	554	$ 0
Coca-Cola Beverage Africa [Member] | Corporate
Segment Reporting Information [Line Items]
Asset Impairment Charges	$ 554